General Company Information (Details) - Schedule of Group’s Principal Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Procaps S.A. [Member]
General Company Information (Details) - Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Percentage of Non-controlling interests
Principal activities	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A. [Member]
General Company Information (Details) - Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Percentage of Non-controlling interests
Procaps S.A. de C.V [Member]
General Company Information (Details) - Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	El Salvador
Percentage of Ownership Interests	100.00%	100.00%
Percentage of Non-controlling interests
Softcaps - Colbras [Member]
General Company Information (Details) - Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Brazil
Percentage of Ownership Interests	100.00%	100.00%
Percentage of Non-controlling interests
Diabetrics Healthcare S.A.S. [Member]
General Company Information (Details) - Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Percentage of Non-controlling interests
Principal activities	Diabetes solutions and chronic disease management tool.